Prospectus Supplement                                         213764   04/04
dated April 15, 2004 to:
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PUTNAM CLASSIC EQUITY FUND
Prospectuses dated March 30, 2004

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader              Since  Experience
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Deborah F. Kuenstner          2000   1997 - Present   Putnam Management
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Portfolio members             Since  Experience
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Coleman N. Lannum III         2000   1997 - Present   Putnam Management
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Ronald J. Bukovac             2004   1997 - Present   Putnam Management
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